EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 26 — EARNINGS PER SHARE

	Years ended December 31,
	2021	2020
Basic loss per share from continuing operations	$(0.28)	$(0.25)
The calculation of basic and diluted earnings per share has been based on the following loss attributable to ordinary shareholders and the weighted average number of ordinary shares
Net Loss	$(4,489,198)	$(3,192,314)
Non-controlling Interest	(173,959)	(75,159)
Loss attributable to ordinary shareholders	$(4,663,157)	$(3,117,155)
Weighted average number of ordinary shares:
Issued at the beginning of the year	16,155,812	9,742,998
Issued in current year	—	6,412,812
Issued at the end of the year	16,155,812	16,155,812
Weighted average	16,155,812	12,575,605
Diluted earnings (loss) per share:
There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share
Instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive:
Share Options	7,138,140	7,138,140